ACQUISITION OF BUSINESSES (Details) - Mobile Mini Solutions $ in Millions	Jan. 31, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in subsidiary	100.00%
Goodwill recognised as of acquisition date	$ 176
Customer-related intangible assets recognised as of acquisition date	58
Property, plant and equipment recognised as of acquisition date	236
Liabilities incurred	51
Acquisition-related costs	$ 10
Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred	$ 419